Deferred Rent Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 13 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, to which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the nine months ended September 30, 2012 and 2011, the Company recorded expense of $13,541 and $9,873, respectively. During the three months ended September 30, 2012 and 2011, the company recorded expense of $6,760 and $3,335, respectively. As of September 30, 2012 and December 31, 2011, the Company had $54,122 and $58,949 of deferred rent payable, respectively.

Note 13 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, on which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or RMB 666.67 per square meter) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The price increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the years ended December 31, 2011 and 2010, the Company recorded expense of $13,243 and $4,836, respectively. As of December 31, 2011 and 2010, the Company has $58,949 and $43,169 deferred rent payable, respectively.